Leases Liabilities - Schedule of Movement of Leases Payable (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Schedule of Movement of Leases Payable [Line Items]
Balance	R$ 57,480
Balance	304,097	R$ 57,480
Variable payments	170	1,471
Total Future Minimum Lease Payments	315,117
Adjustment to present value	(75,377)
Leases payable – non-current	239,740	34,860
Later Than One Year And Not Later Than Two Year [Member]
Schedule of Movement of Leases Payable [Line Items]
Total Future Minimum Lease Payments	94,902
Later Than Two Years And Not Later Than Three Year [Member]
Schedule of Movement of Leases Payable [Line Items]
Total Future Minimum Lease Payments	88,365
Later Than Three Years And Not Later Than Four Year [Member]
Schedule of Movement of Leases Payable [Line Items]
Total Future Minimum Lease Payments	81,097
Later Than Four Years And Not Later Than Five Year [Member]
Schedule of Movement of Leases Payable [Line Items]
Total Future Minimum Lease Payments	50,753
Movement Of Leases Payable [Member]
Schedule of Movement of Leases Payable [Line Items]
Balance	57,480	47,059
Additions	393,127	129,551
Appropriation of interest	16,669	3,434
Principal payments	(161,731)	(112,459)
Interest payments	(16,343)	(2,650)
Contracts terminated		(5,532)
Initial collection		35
Foreign currency translation adjustment	14,895	(1,958)
Balance	304,097	57,480
Movement Of Leases Payable [Member] | Leases - Fleets to be Paid [Member]
Schedule of Movement of Leases Payable [Line Items]
Balance
Additions	226,025
Appropriation of interest	12,668
Principal payments	(8,820)
Interest payments	(12,668)
Initial collection
Foreign currency translation adjustment
Balance	217,205
Movement Of Leases Payable [Member] | Leases of Non-Material Value Payable [Member]
Schedule of Movement of Leases Payable [Line Items]
Balance	57,480	47,059
Additions	167,102	129,551
Appropriation of interest	4,001	3,434
Principal payments	(152,911)	(112,459)
Interest payments	(3,675)	(2,650)
Contracts terminated		(5,532)
Initial collection		35
Foreign currency translation adjustment	14,895	(1,958)
Balance	86,892	57,480
Variable Payments [Member]
Schedule of Movement of Leases Payable [Line Items]
Variable payments	R$ 170	R$ 1,471